Shareholders’ Equity (Details) - USD ($)																		12 Months Ended
	Apr. 23, 2026	Dec. 23, 2025	Oct. 23, 2025	Apr. 25, 2025	Sep. 06, 2024	Aug. 30, 2024	Aug. 14, 2024	Aug. 12, 2024	Aug. 04, 2024	Jun. 07, 2024	Mar. 13, 2024	Oct. 03, 2023	Sep. 29, 2023	Sep. 25, 2023	May 18, 2023	Mar. 08, 2023	Sep. 23, 2022	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jun. 17, 2025	Feb. 11, 2025	Feb. 01, 2024	Jul. 31, 2023	May 09, 2023
Shareholders
Percentage of after-tax net income																		10.00%
Percentage entity’s registered capital																		50.00%
Statutory reserve (in Dollars)																		$ 1,072,895	$ 1,072,895
Common shares, par value (in Dollars per share)																									$ 0.01
Common shares, shares authorized																									20,000,000
Common shares, shares issued																		1,887,189	386,253
Total consideration (in Dollars)																		$ 3,978,000
Common share price (in Dollars per share)													$ 500
Common shares, shares outstanding																		1,887,189	386,253
Share-based compensation expense (in Dollars)																			$ 2,067,766	$ 1,131,200
Aggregate common share						281,904
Aggregate shares issued												4,000
Common shares of value issued (in Dollars)					$ 2,067,766														10,000
Issuance of common shares value (in Dollars)					25,371
Price per share (in Dollars per share)						$ 69
Net proceeds (in Dollars)						$ 19,451,376												$ 1,428,571	29,400,438	6,600,000
Aggregate sale of share													30,000
Net proceeds (in Dollars)											$ 6,000,000							281,042
Net proceeds (in Dollars)											3,939,062
Conversion of convertible debt (in Dollars)																				4,111,082
Acquisition amount (in Dollars)				$ 3,807,876														$ 3,807,876
Board of Directors [Member]
Shareholders
Common shares, par value (in Dollars per share)																								$ 0.01
Common shares, shares authorized																								20,000,000
Common Stock [Member]
Shareholders
Common shares, par value (in Dollars per share)												$ 283													$ 0.001
Common shares, shares authorized																									200,000,000
Common shares, par value																								0.01
Share-based compensation expense (in Dollars)																				2,100,000
Common shares of value issued (in Dollars)												$ 1,131,200
REIT International Development (Group) Co., [Member]
Shareholders
Total consideration (in Dollars)							$ 10,000
ReTo [Member]
Shareholders
Equity interest, percentage				51.00%
Private Placement [Member]
Shareholders
Common stock issuance for services																	100,000
Aggregate common share															4,000
Issuance of common shares value (in Dollars)																	$ 620,000
Price per share (in Dollars per share)			$ 5.2												$ 1,650
Net proceeds (in Dollars)											$ 4,000,000				$ 6,600,000
Aggregate sale of share			274,725,000,000										20,000
Private Placement [Member] | Common Stock [Member]
Shareholders
Common shares, par value (in Dollars per share)													$ 500
Net proceeds (in Dollars)			$ 1,428,571
2022 Share Incentive Plan [Member]
Shareholders
Common stock issuance for services										3,745						1,000
Streeterville Capital, LLC [Member] | Convertible Debt [Member] | Commitment Shares [Member]
Shareholders
Common shares, shares issued																		5,722
Streeterville Capital, LLC [Member] | Convertible Debt [Member] | Pre-Delivery Shares [Member]
Shareholders
Common shares, shares issued																		127,000
Yorkville Advisors Global LP [Member]
Shareholders
Share-based compensation expense (in Dollars)																				840,000
Jaash Investment Limited. [Member]
Shareholders
Issuance of common shares value (in Dollars)					$ 25,371
Express Transportation Ltd. [Member]
Shareholders
Share-based compensation expense (in Dollars)																				$ 840,000
Aggregate shares issued																400
Maxleed Investment Holding Ltd. [Member]
Shareholders
Aggregate shares issued																400
SevenBull, Inc. [Member]
Shareholders
Aggregate common share														4,000
Minimum [Member]
Shareholders
Common shares, par value (in Dollars per share)																							$ 0.01
Common share price (in Dollars per share)																						$ 0.1
Subscription price (in Dollars per share)											$ 200
Maximum [Member]
Shareholders
Common shares, par value (in Dollars per share)																							$ 0.1
Common share price (in Dollars per share)																						1
Subscription price (in Dollars per share)											$ 500
Class A Ordinary Shares [Member]
Shareholders
Common shares, par value (in Dollars per share)									$ 0.1													$ 1
Voting rights									one
Common shares, shares issued																		1,887,189	386,253
Common shares, shares outstanding																		1,887,189	386,253
Aggregate common share										3,745
Price per share (in Dollars per share)																					$ 63.5
Shares issued		29,147
Class A Ordinary Shares [Member] | Forecast [Member]
Shareholders
Common share price (in Dollars per share)	$ 765,000
Aggregate common share	1,199,813
Class A Ordinary Shares [Member] | Common Stock [Member]
Shareholders
Common stock issuance for services																			25,371	4,800
Aggregate common share
Common shares of value issued (in Dollars)
Conversion of convertible debt (in Dollars)
Shares issued																		29,147
Acquisition amount (in Dollars)
Class A Ordinary Shares [Member] | Escrow Earnout Shares [Member]
Shareholders
Common shares, shares issued				936,000
Class B Shares [Member]
Shareholders
Common shares, par value (in Dollars per share)									$ 0.01									$ 0.01	$ 0.01
Voting rights									1,000
Common shares, shares authorized									2,000,000									2,000,000	2,000,000
Common shares, shares issued																		1,000,000	1,000,000
Common shares, shares outstanding																		1,000,000	1,000,000
Class B Shares [Member] | Common Stock [Member]
Shareholders
Common stock issuance for services
Aggregate common share																			1,000,000
Common shares of value issued (in Dollars)																			$ 10,000
Conversion of convertible debt (in Dollars)
Shares issued
Acquisition amount (in Dollars)
Class B Shares [Member] | REIT International Development (Group) Co., Limited [Member]
Shareholders
Common shares, shares issued							1,000,000
Convertible Common Stock [Member]
Shareholders
Share-based compensation expense (in Dollars)								$ 285,889
Common shares of value issued (in Dollars)																		$ 50,000
Share issued																				5,593
Conversion of convertible debt (in Dollars)																				$ 4,111,082
Shares issued																		29,147
Convertible Common Stock [Member] | Conversion of Convertible Debentures [Member]
Shareholders
Conversion price (in Dollars per share)																		$ 1.72
Convertible Common Stock [Member] | Minimum [Member] | Conversion of Convertible Debentures [Member]
Shareholders
Conversion price (in Dollars per share)																				$ 435.5
Convertible Common Stock [Member] | Minimum [Member] | Conversion of Convertible Debentures [Member] | Forecast [Member]
Shareholders
Conversion price (in Dollars per share)	$ 0.54
Convertible Common Stock [Member] | Maximum [Member] | Conversion of Convertible Debentures [Member]
Shareholders
Conversion price (in Dollars per share)																				$ 1,460
Convertible Common Stock [Member] | Maximum [Member] | Conversion of Convertible Debentures [Member] | Forecast [Member]
Shareholders
Conversion price (in Dollars per share)	$ 1.01